Trade receivables (Details 2) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 7,107	$ 8,066
Trade receivables [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	7,107	8,066
Trade receivables [member] | USD
Disclosure of provision matrix [line items]
Total trade receivables, net	3,520	3,709
Trade receivables [member] | EUR
Disclosure of provision matrix [line items]
Total trade receivables, net	1,138	1,426
Trade receivables [member] | JPY
Disclosure of provision matrix [line items]
Total trade receivables, net	288	177
Trade receivables [member] | RUB
Disclosure of provision matrix [line items]
Total trade receivables, net	240	430
Trade receivables [member] | CNY
Disclosure of provision matrix [line items]
Total trade receivables, net	231	155
Trade receivables [member] | GBP
Disclosure of provision matrix [line items]
Total trade receivables, net	146	176
Trade receivables [member] | BRL
Disclosure of provision matrix [line items]
Total trade receivables, net	130	145
Trade receivables [member] | AUD
Disclosure of provision matrix [line items]
Total trade receivables, net	96	137
Trade receivables [member] | CHF
Disclosure of provision matrix [line items]
Total trade receivables, net	84	108
Trade receivables [member] | CAD
Disclosure of provision matrix [line items]
Total trade receivables, net	75	151
Trade receivables [member] | Others
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 1,159	$ 1,452